Quarterly Holdings Report
for
Fidelity® Emerging Markets Debt Central Fund
March 31, 2022
EMC-NPRT1-0522
1.926210.111
Nonconvertible Bonds - 43.6%
		Principal Amount (a)	Value ($)
Argentina - 0.9%
YPF SA:
8.5% 3/23/25 (b)		5,225,250	4,801,678
8.75% 4/4/24 (b)		18,190,000	17,278,226
TOTAL ARGENTINA			22,079,904
Azerbaijan - 0.7%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		11,330,000	12,357,065
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		1,835,000	1,832,523
6.95% 3/18/30 (Reg. S)		2,715,000	3,008,220
TOTAL AZERBAIJAN			17,197,808
Bahrain - 0.8%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		6,995,000	7,379,725
7.625% 11/7/24 (b)		9,925,000	10,446,063
8.375% 11/7/28 (b)		2,065,000	2,251,883
TOTAL BAHRAIN			20,077,671
Bailiwick of Jersey - 0.4%
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34 (b)		4,059,634	3,729,788
2.625% 3/31/36 (b)		8,770,000	7,867,238
TOTAL BAILIWICK OF JERSEY			11,597,026
Bermuda - 1.4%
Digicel Group Ltd. 6.75% 3/1/23 (b)		3,120,000	2,905,500
GeoPark Ltd. 6.5% 9/21/24 (b)		5,885,000	6,011,160
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		5,490,000	5,544,900
Qtel International Finance Ltd.:
2.625% 4/8/31 (b)		5,130,000	4,808,349
3.25% 2/21/23 (b)		5,230,000	5,258,765
5% 10/19/25 (b)		2,795,000	2,971,958
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (b)		3,745,000	3,730,956
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		7,235,000	5,838,645
TOTAL BERMUDA			37,070,233
Brazil - 0.3%
Natura Cosmeticos SA 4.125% 5/3/28 (b)		7,570,000	7,249,789
British Virgin Islands - 2.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		41,500,000	40,384,663
Central American Bottling Corp. 5.25% 4/27/29 (b)		3,770,000	3,751,150
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		7,010,000	6,572,155
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (b)		1,850,000	1,883,300
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26 (b)		4,035,000	3,775,872
2.7% 5/13/30 (b)		2,555,000	2,395,517
TOTAL BRITISH VIRGIN ISLANDS			58,762,657
Canada - 1.0%
Canacol Energy Ltd. 5.75% 11/24/28 (b)		4,120,000	3,826,450
First Quantum Minerals Ltd.:
7.25% 4/1/23 (b)		11,010,000	11,010,220
7.5% 4/1/25 (b)		2,900,000	2,953,469
Gcm Mining Corp. 6.875% 8/9/26 (b)		6,975,000	6,225,188
MEGlobal Canada, Inc. 5% 5/18/25 (b)		2,945,000	3,025,619
TOTAL CANADA			27,040,946
Cayman Islands - 3.5%
Alibaba Group Holding Ltd. 2.125% 2/9/31		3,395,000	2,949,237
Baidu, Inc.:
1.72% 4/9/26		4,835,000	4,453,591
2.375% 10/9/30		2,715,000	2,400,739
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)		8,805,000	8,782,988
3.875% 7/18/29 (Reg. S)		6,110,000	6,131,691
IHS Holding Ltd. 5.625% 11/29/26 (b)		6,435,000	6,064,988
JD.com, Inc. 3.375% 1/14/30		7,545,000	7,123,989
Lamar Funding Ltd. 3.958% 5/7/25 (b)		5,185,000	5,077,411
Meituan:
2.125% 10/28/25 (b)		5,835,000	5,206,337
3.05% 10/28/30 (b)		3,860,000	3,101,510
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		8,025,000	6,664,763
OEC Finance Ltd. 4.375% 10/25/29 pay-in-kind (b)		189,856	6,645
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)		14,975,000	14,076,500
Sable International Finance Ltd. 5.75% 9/7/27 (b)		4,357,000	4,379,046
Sparc Em Spc 0% 12/5/22 (b)		132,705	130,076
Tencent Holdings Ltd.:
1.81% 1/26/26 (b)		2,715,000	2,514,429
2.39% 6/3/30 (b)		3,405,000	3,017,256
2.88% 4/22/31 (b)		2,220,000	2,036,939
3.975% 4/11/29 (b)		2,040,000	2,033,370
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		5,584,500	5,601,254
TOTAL CAYMAN ISLANDS			91,752,759
Chile - 0.8%
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (b)		1,225,000	1,167,808
3.15% 1/14/30 (b)		3,200,000	3,074,600
3.7% 1/30/50 (b)		7,485,000	6,721,530
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)		2,060,000	1,874,600
5.125% 1/15/28 (b)		7,460,000	7,069,749
TOTAL CHILE			19,908,287
Colombia - 0.3%
Colombia Telecomunicaciones SA 4.95% 7/17/30 (b)		2,420,000	2,195,091
Oleoducto Central SA 4% 7/14/27 (b)		6,585,000	6,156,975
TOTAL COLOMBIA			8,352,066
Curacao - 0.1%
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22		3,125,000	3,105,469
Dominican Republic - 0.0%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		1,075,000	1,091,125
Georgia - 0.4%
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		9,705,000	9,656,475
Guatemala - 0.3%
CT Trust 5.125% 2/3/32 (b)		6,730,000	6,689,620
Hong Kong - 0.2%
Lenovo Group Ltd.:
3.421% 11/2/30 (b)		5,555,000	5,094,282
5.875% 4/24/25 (Reg. S)		1,295,000	1,362,625
TOTAL HONG KONG			6,456,907
India - 0.5%
Adani Electricity Mumbai Ltd. 3.867% 7/22/31 (b)		3,540,000	3,105,111
JSW Steel Ltd. 3.95% 4/5/27 (b)		4,935,000	4,656,173
Shriram Transport Finance Co. Ltd. 4.15% 7/18/25 (b)		5,420,000	5,158,485
TOTAL INDIA			12,919,769
Indonesia - 0.6%
Indonesia Asahan Aluminium Tbk PT:
4.75% 5/15/25 (b)		1,340,000	1,368,622
5.45% 5/15/30 (b)		5,295,000	5,514,412
PT Adaro Indonesia 4.25% 10/31/24 (b)		9,045,000	8,919,501
TOTAL INDONESIA			15,802,535
Ireland - 0.6%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		5,005,000	4,967,463
Celtic Resources Holdings DAC 4.125% 10/9/24 (b)		5,060,000	1,265,000
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		7,080,000	6,759,241
Sibur Securities DAC 2.95% 7/8/25 (b)		2,610,000	652,500
SUEK Securities DAC 3.375% 9/15/26 (b)		9,545,000	1,431,750
TOTAL IRELAND			15,075,954
Israel - 1.3%
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (b)		9,905,000	10,053,575
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)		6,420,000	6,195,300
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)		6,545,000	6,274,796
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (b)		4,240,000	4,285,826
6.125% 6/30/25 (Reg. S) (b)		5,570,000	5,651,868
TOTAL ISRAEL			32,461,365
Kazakhstan - 0.2%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		3,900,000	3,227,250
4.75% 4/24/25 (b)		1,205,000	1,170,582
5.75% 4/19/47 (b)		1,965,000	1,741,236
TOTAL KAZAKHSTAN			6,139,068
Luxembourg - 2.5%
Adecoagro SA 6% 9/21/27 (b)		8,725,000	8,734,816
B2W Digital Lux SARL 4.375% 12/20/30 (b)		8,420,000	7,237,516
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)		9,080,000	8,671,400
FEL Energy VI SARL 5.75% 12/1/40 (b)		3,174,234	2,845,502
Guara Norte SARL 5.198% 6/15/34 (b)		5,402,210	4,917,416
JBS Finance Luxembourg SARL 2.5% 1/15/27 (b)		2,885,000	2,679,473
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		6,770,000	6,160,700
Millicom International Cellular SA 4.5% 4/27/31 (b)		4,710,000	4,376,202
TMK Capital SA 4.3% 2/12/27 (Reg. S)		4,020,000	603,000
Tupy Overseas SA 4.5% 2/16/31 (b)		5,120,000	4,503,360
Usiminas International SARL 5.875% 7/18/26 (b)		6,415,000	6,561,743
VM Holding SA 6.5% 1/18/28 (b)		5,960,000	6,332,500
TOTAL LUXEMBOURG			63,623,628
Malaysia - 0.7%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		6,685,000	5,781,689
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25 (b)		3,845,000	3,843,962
3.75% 4/6/27 (b)		6,135,000	6,104,325
Petronas Capital Ltd. 3.5% 4/21/30 (b)		2,620,000	2,657,885
TOTAL MALAYSIA			18,387,861
Mauritius - 0.9%
AXIAN Telecom 7.375% 2/16/27 (b)		5,710,000	5,524,425
CA Magnum Holdings 5.375% (b)(c)		6,630,000	6,464,250
HTA Group Ltd. 7% 12/18/25 (b)		5,805,000	5,736,066
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24 (b)		3,100,000	3,108,331
6.5% 10/13/26 (b)		3,630,000	3,823,524
TOTAL MAURITIUS			24,656,596
Mexico - 5.5%
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		960,000	979,980
Braskem Idesa SAPI 7.45% 11/15/29 (b)		1,410,000	1,425,510
CEMEX S.A.B. de CV 3.875% 7/11/31 (b)		2,655,000	2,426,006
Comision Federal de Electricid:
3.348% 2/9/31 (b)		1,365,000	1,196,764
4.688% 5/15/29 (b)		6,140,000	6,058,645
Metalsa SA de CV 3.75% 5/4/31 (b)		5,150,000	4,435,438
Orbia Advance Corp. S.A.B. de CV 1.875% 5/11/26 (b)		3,100,000	2,897,144
Petroleos Mexicanos:
3.5% 1/30/23		7,330,000	7,313,508
4.875% 1/18/24		17,930,000	18,145,160
6.5% 3/13/27		2,695,000	2,726,666
6.5% 6/2/41		2,085,000	1,721,063
6.625% 6/15/35		21,915,000	19,657,755
6.7% 2/16/32		12,107,000	11,501,650
6.75% 9/21/47		8,752,000	7,027,418
6.875% 10/16/25		3,240,000	3,388,716
6.95% 1/28/60		1,655,000	1,340,385
7.69% 1/23/50		41,444,000	36,056,280
8.625% 12/1/23 (d)		930,000	976,209
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		19,500,000	12,392,250
TOTAL MEXICO			141,666,547
Mongolia - 0.1%
Development Bank of Mongolia 7.25% 10/23/23 (b)		1,405,000	1,417,996
Morocco - 0.6%
OCP SA:
3.75% 6/23/31 (b)		5,750,000	5,196,563
4.5% 10/22/25 (b)		1,280,000	1,284,640
5.625% 4/25/24 (b)		7,250,000	7,439,406
6.875% 4/25/44 (b)		1,260,000	1,281,893
TOTAL MOROCCO			15,202,502
Multi-National - 0.6%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		6,415,000	6,412,193
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (b)		2,150,000	2,270,938
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		2,455,000	2,554,734
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (b)		3,830,000	3,452,937
TOTAL MULTI-NATIONAL			14,690,802
Netherlands - 3.6%
Bharti Airtel International BV 5.35% 5/20/24 (b)		6,625,000	6,856,047
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		4,900,000	4,322,106
Embraer Netherlands Finance BV 5.05% 6/15/25		8,025,000	8,105,250
Equate Petrochemical BV 2.625% 4/28/28 (b)		3,085,000	2,849,769
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)		1,375,000	1,396,484
Metinvest BV:
7.75% 4/23/23 (b)		6,466,000	2,748,050
8.5% 4/23/26 (Reg. S)		1,825,000	793,875
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)		5,260,000	4,707,043
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)(e)		30,870,000	8,412,075
Petrobras Global Finance BV:
6.75% 6/3/50		4,920,000	4,784,700
6.875% 1/20/40		6,673,000	6,872,356
8.75% 5/23/26		8,405,000	9,806,534
Prosus NV:
2.031% 8/3/32 (Reg. S)	EUR	2,395,000	2,139,446
3.257% 1/19/27 (b)		1,750,000	1,601,250
3.68% 1/21/30 (b)		4,225,000	3,723,281
4.027% 8/3/50 (b)		6,840,000	5,130,000
SABIC Capital II BV 4% 10/10/23 (b)		8,080,000	8,231,500
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/27		3,015,000	2,908,533
VimpelCom Holdings BV 7.25% 4/26/23 (b)		5,070,000	3,270,150
VTR Finance BV 6.375% 7/15/28 (b)		3,655,000	3,563,625
TOTAL NETHERLANDS			92,222,074
Nigeria - 0.2%
Access Bank PLC 6.125% 9/21/26 (b)		5,157,000	4,796,010
Panama - 0.4%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)		2,990,000	2,728,001
5.125% 8/11/61 (b)		2,205,000	2,010,409
Cable Onda SA 4.5% 1/30/30 (b)		7,230,000	6,989,603
TOTAL PANAMA			11,728,013
Paraguay - 0.2%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		5,285,000	5,366,918
Peru - 0.3%
Camposol SA 6% 2/3/27 (b)		2,578,000	2,419,775
Compania de Minas Buenaventura SA 5.5% 7/23/26 (b)		2,650,000	2,612,403
Volcan Compania Minera SAA 4.375% 2/11/26 (b)		2,125,000	2,034,688
TOTAL PERU			7,066,866
Qatar - 1.4%
Qatar Petroleum:
1.375% 9/12/26 (b)		12,370,000	11,531,314
2.25% 7/12/31 (b)		12,385,000	11,425,163
3.125% 7/12/41 (b)		6,810,000	6,214,125
3.3% 7/12/51 (b)		6,870,000	6,320,400
TOTAL QATAR			35,491,002
Saudi Arabia - 1.9%
Saudi Arabian Oil Co.:
1.625% 11/24/25 (b)		10,375,000	9,843,281
3.5% 4/16/29 (b)		21,920,000	22,029,600
4.25% 4/16/39 (b)		13,025,000	13,318,063
4.375% 4/16/49 (b)		4,080,000	4,161,600
TOTAL SAUDI ARABIA			49,352,544
Singapore - 0.8%
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (b)		2,815,000	2,775,942
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (b)		3,995,000	3,995,000
Medco Laurel Tree Pte Ltd. 6.95% 11/12/28 (b)		6,895,000	6,705,388
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		1,225,000	1,237,250
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (b)		5,841,000	5,856,698
TOTAL SINGAPORE			20,570,278
South Africa - 0.8%
Eskom Holdings SOC Ltd.:
6.75% 8/6/23 (b)		19,420,000	19,095,929
7.125% 2/11/25 (b)		790,000	761,955
TOTAL SOUTH AFRICA			19,857,884
Spain - 0.2%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		9,110,000	6,350,490
Thailand - 0.1%
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		2,635,000	2,162,018
Turkey - 0.6%
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (b)		2,625,000	2,067,680
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		8,260,000	8,218,700
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		5,110,000	5,040,696
TOTAL TURKEY			15,327,076
United Arab Emirates - 0.5%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)		3,750,000	3,862,031
4.875% 4/23/30 (b)		1,075,000	1,194,916
DP World Ltd. 5.625% 9/25/48 (b)		1,795,000	1,947,575
MDGH GMTN RSC Ltd. 2.875% 11/7/29 (b)		6,010,000	5,807,163
TOTAL UNITED ARAB EMIRATES			12,811,685
United Kingdom - 1.8%
Antofagasta PLC 2.375% 10/14/30 (b)		8,065,000	7,108,793
Biz Finance PLC 9.625% 4/27/22 (b)		1,018,583	263,100
Endeavour Mining PLC 5% 10/14/26 (b)		3,735,000	3,413,557
Energean PLC 6.5% 4/30/27 (b)		5,960,000	5,694,780
Fresnillo PLC 4.25% 10/2/50 (b)		3,940,000	3,460,551
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		6,725,000	6,371,938
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		6,785,000	2,293,330
7.625% 11/8/26 (b)		2,455,000	736,500
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		766,500	498,225
The Bidvest Group UK PLC 3.625% 9/23/26 (b)		3,610,000	3,375,350
Tullow Oil PLC:
7% 3/1/25 (b)		1,935,000	1,606,050
10.25% 5/15/26 (b)		11,835,000	11,923,763
TOTAL UNITED KINGDOM			46,745,937
United States of America - 3.1%
Azul Investments LLP:
5.875% 10/26/24 (b)		8,815,000	7,720,287
7.25% 6/15/26 (b)		2,900,000	2,425,125
BBVA Bancomer SA Texas Branch 6.75% 9/30/22 (b)		3,450,000	3,497,438
Citgo Holding, Inc. 9.25% 8/1/24 (b)		5,685,000	5,741,850
DAE Funding LLC 1.55% 8/1/24 (b)		7,020,000	6,607,575
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		18,315,000	17,946,411
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		12,995,000	13,628,506
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		7,025,000	6,744,000
5.875% 3/27/24		7,245,000	7,335,563
Stillwater Mining Co. 4% 11/16/26 (b)		8,870,000	8,537,375
TOTAL UNITED STATES OF AMERICA			80,184,130
Uzbekistan - 0.1%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		2,550,000	2,182,322
Uzbekneftegaz JSC 4.75% 11/16/28 (b)		1,110,000	915,750
TOTAL UZBEKISTAN			3,098,072
Venezuela - 0.1%
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		5,000,000	337,500
5.5% 4/12/37 (e)		330,000	22,275
6% 5/16/24 (b)(e)		9,685,000	653,738
6% 11/15/26 (b)(e)		12,130,000	818,775
9.75% 5/17/35 (b)(e)		1,315,000	88,763
12.75% 2/17/22 (b)(e)		1,310,000	88,425
TOTAL VENEZUELA			2,009,476
TOTAL NONCONVERTIBLE BONDS (Cost $1,244,041,919)			1,125,273,838

Government Obligations - 38.9%
		Principal Amount (a)	Value ($)
Angola - 0.8%
Angola Republic:
8.25% 5/9/28 (b)		5,530,000	5,626,775
9.375% 5/8/48 (b)		965,000	955,350
9.5% 11/12/25 (b)		12,520,000	13,709,400
TOTAL ANGOLA			20,291,525
Argentina - 2.3%
Argentine Republic:
0.5% 7/9/30 (f)		78,122,307	26,170,973
1% 7/9/29		8,355,564	2,853,425
1.125% 7/9/35 (f)		22,872,842	6,964,780
2% 1/9/38 (f)		9,996,530	3,773,690
Buenos Aires Province 3.9% 9/1/37 (b)(f)		5,895,000	2,517,533
Province of Santa Fe 7% 3/23/23 (b)		4,375,000	4,072,305
Provincia de Cordoba:
5% 12/10/25 (b)(f)		12,304,714	9,580,758
5% 6/1/27 (b)(f)		5,681,546	3,731,355
TOTAL ARGENTINA			59,664,819
Armenia - 0.1%
Republic of Armenia 7.15% 3/26/25 (b)		3,095,000	3,066,565
Barbados - 0.4%
Barbados Government 6.5% 10/1/29 (b)		9,940,000	9,547,370
Benin - 0.4%
Republic of Benin:
4.875% 1/19/32 (b)	EUR	5,880,000	5,674,581
5.75% 3/26/26 (b)	EUR	2,965,000	3,375,972
TOTAL BENIN			9,050,553
Bermuda - 0.5%
Bermuda Government:
2.375% 8/20/30 (b)		520,000	476,060
3.375% 8/20/50 (b)		1,825,000	1,610,334
3.717% 1/25/27 (b)		7,540,000	7,630,951
4.75% 2/15/29 (b)		4,160,000	4,475,380
TOTAL BERMUDA			14,192,725
Brazil - 1.7%
Brazilian Federative Republic:
2.875% 6/6/25		13,455,000	13,206,083
3.875% 6/12/30		8,795,000	8,106,791
7.125% 1/20/37		6,420,000	7,358,123
8.25% 1/20/34		12,015,000	14,803,231
TOTAL BRAZIL			43,474,228
Cameroon - 0.2%
Cameroon Republic 5.95% 7/7/32 (b)	EUR	6,435,000	6,246,676
Chile - 0.9%
Chilean Republic:
2.45% 1/31/31		14,670,000	13,705,448
2.75% 1/31/27		3,315,000	3,242,070
3.5% 1/31/34		2,180,000	2,160,380
4% 1/31/52		1,910,000	1,882,305
4.34% 3/7/42		2,815,000	2,891,005
TOTAL CHILE			23,881,208
China - 0.2%
Peoples Republic of China 1.2% 10/21/30 (b)		4,895,000	4,382,151
Colombia - 1.1%
Colombian Republic:
3% 1/30/30		5,600,000	4,808,300
3.125% 4/15/31		6,095,000	5,157,132
3.25% 4/22/32		6,755,000	5,660,690
4.125% 5/15/51		2,555,000	1,928,706
5% 6/15/45		9,880,000	8,325,753
6.125% 1/18/41		440,000	426,883
7.375% 9/18/37		1,575,000	1,774,631
TOTAL COLOMBIA			28,082,095
Costa Rica - 0.2%
Costa Rican Republic:
5.625% 4/30/43 (b)		1,910,000	1,663,849
6.125% 2/19/31 (b)		2,400,000	2,428,200
7% 4/4/44 (b)		585,000	573,410
TOTAL COSTA RICA			4,665,459
Dominican Republic - 1.7%
Dominican Republic:
4.875% 9/23/32 (b)		9,085,000	8,232,146
5.875% 1/30/60 (b)		3,120,000	2,652,585
5.95% 1/25/27 (b)		6,410,000	6,458,075
6% 7/19/28 (b)		4,120,000	4,187,723
6% 2/22/33 (b)		4,275,000	4,160,911
6.4% 6/5/49 (b)		1,825,000	1,706,147
6.5% 2/15/48 (b)		755,000	718,571
6.5% 2/15/48 (Reg. S)		1,530,000	1,456,178
6.85% 1/27/45 (b)		3,435,000	3,404,514
6.875% 1/29/26 (b)		7,420,000	7,828,100
7.45% 4/30/44 (b)		3,655,000	3,839,578
TOTAL DOMINICAN REPUBLIC			44,644,528
Ecuador - 0.7%
Ecuador Republic:
1% 7/31/35 (b)(f)		7,865,000	5,113,725
5% 7/31/30 (b)(f)		14,060,000	11,716,374
TOTAL ECUADOR			16,830,099
Egypt - 2.0%
Arab Republic of Egypt:
5.8% 9/30/27 (b)		4,120,000	3,764,650
7.5% 1/31/27 (b)		32,960,000	32,465,600
7.6003% 3/1/29 (b)		5,785,000	5,481,288
7.903% 2/21/48 (b)		4,875,000	3,948,750
8.5% 1/31/47 (b)		7,395,000	6,285,750
8.7002% 3/1/49 (b)		1,150,000	980,375
TOTAL EGYPT			52,926,413
El Salvador - 0.3%
El Salvador Republic:
6.375% 1/18/27 (b)		810,000	394,875
7.1246% 1/20/50 (b)		3,320,000	1,510,600
7.625% 2/1/41 (b)		935,000	425,425
7.75% 1/24/23 (b)		7,730,000	6,299,950
TOTAL EL SALVADOR			8,630,850
Gabon - 0.2%
Gabonese Republic 7% 11/24/31 (b)		4,080,000	3,881,100
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		5,385,000	4,604,175
Ghana - 0.4%
Ghana Republic:
7.75% 4/7/29 (b)		6,220,000	4,509,500
8.125% 1/18/26 (b)		895,000	747,325
10.75% 10/14/30 (b)		4,110,000	4,305,225
TOTAL GHANA			9,562,050
Guatemala - 0.3%
Guatemalan Republic:
4.9% 6/1/30 (b)		475,000	484,292
5.375% 4/24/32 (b)		3,930,000	4,110,043
6.125% 6/1/50 (b)		2,620,000	2,742,485
TOTAL GUATEMALA			7,336,820
Hungary - 0.1%
Hungarian Republic 2.125% 9/22/31 (b)		2,190,000	1,985,098
Indonesia - 2.6%
Indonesian Republic:
3.85% 10/15/30		3,790,000	3,988,501
4.1% 4/24/28		7,530,000	7,994,978
4.35% 1/11/48		4,095,000	4,202,944
5.125% 1/15/45 (b)		9,585,000	10,604,461
5.25% 1/17/42 (b)		3,965,000	4,424,197
5.95% 1/8/46 (b)		4,505,000	5,513,838
6.625% 2/17/37 (b)		821,000	1,032,305
6.75% 1/15/44 (b)		3,710,000	4,916,158
7.75% 1/17/38 (b)		8,865,000	12,174,415
8.5% 10/12/35 (b)		9,215,000	13,147,501
TOTAL INDONESIA			67,999,298
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,264,750	3,186,804
Israel - 0.2%
Israeli State 3.375% 1/15/50		6,775,000	6,410,844
Ivory Coast - 0.6%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	5,330,000	5,445,982
6.125% 6/15/33 (b)		3,865,000	3,723,203
6.375% 3/3/28 (b)		5,505,000	5,588,607
TOTAL IVORY COAST			14,757,792
Jamaica - 0.2%
Jamaican Government:
6.75% 4/28/28		2,175,000	2,376,595
7.875% 7/28/45		1,995,000	2,565,819
TOTAL JAMAICA			4,942,414
Jordan - 0.3%
Jordanian Kingdom:
4.95% 7/7/25 (b)		6,605,000	6,571,975
7.375% 10/10/47 (b)		1,240,000	1,120,883
TOTAL JORDAN			7,692,858
Kenya - 0.4%
Republic of Kenya:
6.875% 6/24/24 (b)		6,200,000	6,207,750
7% 5/22/27 (b)		5,385,000	5,183,063
TOTAL KENYA			11,390,813
Korea (South) - 0.2%
Korean Republic 1% 9/16/30		6,770,000	5,912,276
Lebanon - 0.1%
Lebanese Republic:
5.8% 4/14/20 (e)		7,337,000	861,180
6.375% 3/9/20 (e)		9,133,000	1,069,132
TOTAL LEBANON			1,930,312
Mexico - 1.8%
United Mexican States:
2.659% 5/24/31		5,750,000	5,238,250
3.25% 4/16/30		7,105,000	6,849,220
3.5% 2/12/34		6,600,000	6,138,000
3.75% 1/11/28		6,690,000	6,813,765
4.5% 4/22/29		3,880,000	4,091,460
5.75% 10/12/2110		9,700,000	9,869,750
6.05% 1/11/40		7,695,000	8,753,063
TOTAL MEXICO			47,753,508
Mongolia - 0.2%
Mongolia Government 5.125% 4/7/26 (b)		4,285,000	4,221,196
Morocco - 0.3%
Moroccan Kingdom:
2.375% 12/15/27 (b)		5,980,000	5,441,800
4% 12/15/50 (b)		1,425,000	1,138,219
5.5% 12/11/42 (b)		850,000	832,363
TOTAL MOROCCO			7,412,382
Nigeria - 1.3%
Republic of Nigeria:
6.125% 9/28/28 (b)		5,820,000	5,330,029
6.375% 7/12/23 (b)		4,390,000	4,455,850
6.5% 11/28/27 (b)		2,610,000	2,469,713
7.143% 2/23/30 (b)		3,780,000	3,534,300
7.625% 11/21/25 (b)		18,215,000	18,829,756
TOTAL NIGERIA			34,619,648
Oman - 1.4%
Sultanate of Oman:
5.375% 3/8/27 (b)		1,305,000	1,337,625
5.625% 1/17/28 (b)		15,315,000	15,774,450
6% 8/1/29 (b)		5,765,000	6,002,806
6.25% 1/25/31 (b)		3,725,000	3,929,875
6.75% 1/17/48 (b)		8,600,000	8,567,750
TOTAL OMAN			35,612,506
Pakistan - 0.3%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		7,700,000	6,006,847
6.875% 12/5/27 (b)		1,375,000	1,074,906
8.25% 4/15/24 (b)		1,300,000	1,130,025
TOTAL PAKISTAN			8,211,778
Panama - 1.1%
Panamanian Republic:
2.252% 9/29/32		4,545,000	4,020,337
3.16% 1/23/30		4,805,000	4,696,287
3.298% 1/19/33		2,730,000	2,618,070
3.87% 7/23/60		3,930,000	3,452,996
3.875% 3/17/28		6,045,000	6,182,146
4.5% 5/15/47		2,710,000	2,699,499
4.5% 4/16/50		5,670,000	5,623,223
TOTAL PANAMA			29,292,558
Paraguay - 0.5%
Republic of Paraguay:
2.739% 1/29/33 (b)		2,485,000	2,192,702
4.95% 4/28/31 (b)		5,505,000	5,764,079
5.4% 3/30/50 (b)		3,750,000	3,771,797
TOTAL PARAGUAY			11,728,578
Peru - 0.9%
Peruvian Republic:
2.783% 1/23/31		16,370,000	15,442,026
3% 1/15/34		4,725,000	4,427,325
3.3% 3/11/41		4,220,000	3,840,200
TOTAL PERU			23,709,551
Philippines - 0.1%
Philippine Republic 3.556% 9/29/32		1,915,000	1,965,479
Qatar - 2.3%
State of Qatar:
3.75% 4/16/30 (b)		20,055,000	21,107,888
4% 3/14/29 (b)		5,630,000	6,010,025
4.4% 4/16/50 (b)		5,985,000	6,710,681
4.817% 3/14/49 (b)		9,275,000	10,967,688
5.103% 4/23/48 (b)		6,810,000	8,325,225
9.75% 6/15/30 (b)		3,415,000	5,020,050
TOTAL QATAR			58,141,557
Romania - 0.8%
Romanian Republic:
3% 2/27/27 (b)		5,066,000	4,914,020
3% 2/14/31 (b)		6,709,000	6,214,211
3.375% 1/28/50 (Reg. S)	EUR	1,830,000	1,619,550
3.625% 3/27/32 (b)		5,066,000	4,793,703
4.375% 8/22/23 (b)		2,395,000	2,446,493
TOTAL ROMANIA			19,987,977
Russia - 0.1%
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S)		4,000,000	640,000
5.1% 3/28/35(Reg. S)		5,000,000	800,000
TOTAL RUSSIA			1,440,000
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		6,380,000	5,814,971
Saudi Arabia - 1.0%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		7,655,000	7,023,463
3.625% 3/4/28 (b)		3,515,000	3,611,663
3.75% 1/21/55 (b)		2,915,000	2,798,400
4.5% 10/26/46 (b)		6,920,000	7,266,000
4.5% 4/22/60 (b)		2,545,000	2,748,600
4.625% 10/4/47 (b)		3,295,000	3,533,888
TOTAL SAUDI ARABIA			26,982,014
Serbia - 0.2%
Republic of Serbia 2.125% 12/1/30 (b)		5,870,000	4,886,775
South Africa - 0.1%
South African Republic 4.85% 9/30/29		2,510,000	2,447,721
Sri Lanka - 0.2%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)		2,140,000	1,011,385
7.55% 3/28/30 (b)		2,630,000	1,242,964
7.85% 3/14/29 (b)		4,750,000	2,244,898
TOTAL SRI LANKA			4,499,247
Tunisia - 0.0%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		485,000	324,950
Turkey - 2.4%
Turkish Republic:
4.25% 3/13/25		7,465,000	6,962,512
4.25% 4/14/26		2,455,000	2,201,521
4.75% 1/26/26		10,970,000	10,092,400
4.875% 10/9/26		4,595,000	4,130,618
4.875% 4/16/43		7,940,000	5,624,001
5.125% 2/17/28		5,960,000	5,223,568
5.75% 3/22/24		3,245,000	3,198,962
5.75% 5/11/47		4,270,000	3,176,613
6% 1/14/41		1,850,000	1,442,769
6.125% 10/24/28		3,895,000	3,536,660
6.35% 8/10/24		3,290,000	3,262,858
6.375% 10/14/25		8,255,000	8,073,390
7.25% 12/23/23		6,125,000	6,242,906
TOTAL TURKEY			63,168,778
Ukraine - 1.0%
Ukraine Government:
1.258% 5/31/40 (b)(d)		4,080,000	1,244,400
6.876% 5/21/29 (b)		1,910,000	783,100
7.253% 3/15/33 (b)		6,695,000	2,761,688
7.375% 9/25/32 (b)		3,310,000	1,365,375
7.75% 9/1/22 (b)		9,062,000	5,391,890
7.75% 9/1/23 (b)		12,525,000	6,262,500
7.75% 9/1/24 (b)		15,415,000	6,589,913
7.75% 9/1/26 (b)		2,195,000	921,900
7.75% 9/1/27 (b)		1,360,000	571,200
TOTAL UKRAINE			25,891,966
United Arab Emirates - 1.4%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		6,640,000	6,050,700
3.125% 4/16/30 (b)		8,570,000	8,741,400
3.125% 9/30/49 (b)		10,540,000	9,644,100
3.875% 4/16/50 (b)		7,190,000	7,504,563
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		6,230,000	5,325,871
TOTAL UNITED ARAB EMIRATES			37,266,634
Uruguay - 0.4%
Uruguay Republic 5.1% 6/18/50		7,730,000	9,149,421
Uzbekistan - 0.4%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		3,090,000	2,750,100
3.9% 10/19/31 (b)		4,325,000	3,827,625
4.75% 2/20/24 (b)		2,495,000	2,507,475
TOTAL UZBEKISTAN			9,085,200
Venezuela - 0.2%
Venezuelan Republic:
9.25% 9/15/27 (e)		32,390,000	2,915,100
11.95% 8/5/31 (Reg. S) (e)		14,080,000	1,267,200
12.75% 8/23/22 (e)		2,705,000	243,450
TOTAL VENEZUELA			4,425,750
Vietnam - 0.8%
Vietnamese Socialist Republic 5.5% 3/12/28		21,824,983	21,706,310
Zambia - 0.1%
Republic of Zambia 8.97% 7/30/27 (b)		3,570,000	2,515,288
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,148,706,395)			1,003,431,661

Preferred Securities - 3.9%
	Principal Amount (a)	Value ($)
British Virgin Islands - 0.2%
CAS Capital No 1 Ltd. 4% (Reg. S) (c)(d)	6,970,000	6,516,950
Cayman Islands - 2.3%
Banco Do Brasil SA 6.25% (b)(c)(d)	6,305,000	6,059,105
Banco Mercantil del Norte SA:
6.75% (b)(c)(d)	3,940,000	3,838,545
6.875% (b)(c)(d)	7,015,000	6,969,753
7.625% (b)(c)(d)	2,830,000	2,793,387
Cosan Overseas Ltd. 8.25% (c)	19,731,000	19,740,866
DP World Salaam 6% (Reg. S) (c)(d)	6,250,000	6,466,797
Itau Unibanco Holding SA 6.125% (b)(c)(d)	7,925,000	7,875,469
MAF Global Securities Ltd. 5.5% (Reg. S) (c)(d)	6,140,000	6,097,020
TOTAL CAYMAN ISLANDS		59,840,942
Georgia - 0.0%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (c)(d)	1,300,000	1,300,000
Ireland - 0.0%
Alfa Bond Issuance PLC 6.95% (Reg. S) (c)(d)	982,000	139,149
Tinkoff Credit Systems 6% (b)(c)(d)	2,960,000	296,000
TOTAL IRELAND		435,149
Mauritius - 0.3%
Network i2i Ltd.:
3.975% (b)(c)(d)	2,640,000	2,443,320
5.65% (b)(c)(d)	4,308,000	4,283,229
TOTAL MAURITIUS		6,726,549
Mexico - 0.3%
CEMEX S.A.B. de CV 5.125% (b)(c)(d)	6,660,000	6,535,125
United Arab Emirates - 0.6%
Emirates NBD Bank PJSC 6.125% (Reg. S) (c)(d)	6,975,000	7,044,750
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(c)(d)	5,155,000	5,034,373
NBK Tier 1 Ltd. 3.625% (b)(c)(d)	2,595,000	2,424,703
TOTAL UNITED ARAB EMIRATES		14,503,826
United Kingdom - 0.0%
Gazprom PJSC Via Gaz Finance PLC 4.5985% (b)(c)(d)	5,160,000	1,290,000
United States of America - 0.2%
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (b)(d)	2,725,000	2,566,950
5.35% 11/12/29 (b)(d)	2,030,000	2,026,574
TOTAL UNITED STATES OF AMERICA		4,593,524
TOTAL PREFERRED SECURITIES (Cost $111,455,418)		101,742,065

Money Market Funds - 13.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (g) (Cost $351,615,135)	351,545,318	351,615,627

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,855,818,867)	2,582,063,191
NET OTHER ASSETS (LIABILITIES) - 0.0%	838,760
NET ASSETS - 100.0%	2,582,901,951

Currency Abbreviations
EUR	-	European Monetary Unit

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,539,318,631 or 59.6% of net assets.

(c)	Security is perpetual in nature with no stated maturity date.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Non-income producing - Security is in default.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	338,951,486	549,627,507	536,963,366	101,744	-	-	351,615,627	0.7%
Total	338,951,486	549,627,507	536,963,366	101,744	-	-	351,615,627

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Nonconvertible Bonds, Government Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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